CONVERTIBLE DEBENTURES (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Integer $ / shares	Dec. 31, 2024 USD ($) Integer $ / shares	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Convertible stock price trigger | $ / shares	$ 100	$ 100
Debt convertible, threshold trading days | Integer	20	20
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Accrued interest | $	$ 2,147,600	$ 2,055,232	$ 1,921,590